                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [__]                     [ ]
Post-Effective Amendment No. 8 (File No. 333-139759) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 53 (File No. 811-7195) [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

  829 Ameriprise Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.8 is to supplement the prospectus for RiverSource FlexChoice Select Variable Annuity effective May 1, 2008.

The supplement filed electronically herewith is not intended to supersede the prospectuses for: RiverSource(R) AccessChoice Select Variable Annuity, RiverSource(R) FlexChoice Select Variable Annuity, RiverSource(R) FlexChoice Variable Annuity, Evergreen Privilege(SM) Variable Annuity, Evergreen Pathways(SM)

Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Wells Fargo Advantage Choice(SM) Select Variable Annuity, Wells Fargo Advantage Choice(SM) Variable Annuity and RiverSource Endeavor Plus Variable Annuity filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-139759 on or about April 24, 2008.

The prospectus for RiverSource FlexChoice Select Variable Annuity filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-139759 on or about April 24, 2008, has been incorporated by reference into Part A of Post-Effective Amendment No. 8 to this Registration Statement.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated by reference is incorporated by reference into Part B of Post-Effective Amendment No. 8 to this Registration Statement.

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PART A.

The prospectus for RiverSource FlexChoice Select Variable Annuity filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-139759 on or about April 24, 2008, has been incorporated by reference to this Post-Effective Amendment No.8.

                 PROSPECTUS SUPPLEMENT DATED NOVEMBER 17, 2008*

PRODUCT NAME                                        PROSPECTUS FORM #
------------                                        -----------------
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY   45307 H (5/08)

THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON DEC. 8, 2008.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED UNDER YOUR CONTRACT ARE NOW AVAILABLE UNDER OPTION C.

EXCEPTION: IF THE SECURESOURCE STAGES RIDER HAS NOT BEEN APPROVED IN YOUR STATE, YOU WILL NOT HAVE THE OPTION OF PURCHASING OPTIONAL LIVING BENEFITS ON OPTION C UNTIL ITS APPROVAL.

II. COMMENCING WITH CONTRACTS PURCHASED AFTER DEC. 7, 2008, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER WILL BE 0.70% OF THE GREATER OF YOUR CONTRACT VALUE OR THE MINIMUM CONTRACT ACCUMULATION VALUE ON YOUR CONTRACT ANNIVERSARY, AND THE FOLLOWING CHANGES TO THE PROSPECTUS APPLY:

THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "EXPENSE SUMMARY - OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:

ACCUMULATION PROTECTOR BENEFIT RIDER FEE*   MAXIMUM: 1.75%   CURRENT: 0.70%

(Charged annually on the contract anniversary as a percentage of the Contract Value or Maximum Contract Accumulation Value, whichever is greater.)

*    For contracts purchased prior to Dec. 8, 2008, the current charge is 0.55%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES - ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.70%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

*    For contracts purchased prior to Dec. 8, 2008, the current charge is 0.55%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

*    Valid until next prospectus update

III. THE FOLLOWING NEW SECTION HAS BEEN ADDED UNDER THE "OPTIONAL BENEFITS - OPTIONAL LIVING BENEFITS" SECTION OF THE PROSPECTUS:

                         SECURESOURCE STAGES(SM) RIDERS

There are two optional SecureSource Stages riders available under your contract:

     -    SecureSource Stages -- Single Life, or

     -    SecureSource Stages -- Joint Life.

The following information about the SecureSource Stages rider applies to both riders, unless otherwise noted.

The SecureSource Stages -- Single Life rider covers one person. The SecureSource Stages -- Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages -- Single Life rider or the SecureSource Stages -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages rider is not available with an inherited qualified annuity.

This is an optional benefit that you may select for an additional charge if this rider is available in your state, and:

     - SINGLE LIFE: you and the annuitant are 80 or younger on the contract issue date; or

     - JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

This rider requires participation in Portfolio Navigator asset allocation program.

The guaranteed lifetime withdrawal benefit provided by the SecureSource Stages rider guarantees that regardless of the investment performance of your contract you will be able to get an annual payment for covered person's life (JOINT LIFE: the lives of both covered spouses shown on the contract data page). When available, the annual lifetime payment is the amount guaranteed to be available for withdrawal each contract year. These payments will end at the death of the covered person (JOINT LIFE: the death of both covered spouses) shown on your contract data page, unless the rider terminates first.

SINGLE LIFE ONLY: COVERED PERSON: The covered person is the person whose life is used to determine when the annual lifetime payment is established, and the duration of the annual lifetime payments (see "Annual Lifetime Payment" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

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JOINT LIFE ONLY: COVERED SPOUSES: The covered spouses are the contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the annual lifetime payments (see "Annual Lifetime Payment" heading below). The covered spouses are established on the rider effective date and cannot be changed.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource Stages rider may be appropriate for you if you intend to make withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to make withdrawals over your lifetime.

You should consider whether a SecureSource Stages rider is appropriate for you because:

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the asset allocation models of the Portfolio Navigator program ("model portfolio"). This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate qualifying purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing "). You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described in this section but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio. Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model is currently the Moderate model. We reserve the right to change the target model to amodel portfolio that is more aggressive than the current target model after 30 days written notice. After you have taken a withdrawal and prior to any benefit reset as described in this section, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model or any model portfolio that is more conservative than the target model without a benefit reset as described in this section.

     If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the moderate model, you will be in the accumulation phase again and your rider benefit will be reset as follows:

     - the benefit base will be reset to the lesser of the current benefit base or the contract value; and

     - if the annual lifetime payment is available, it and the remaining annual lifetime payment will be recalculated; and

     - the principal back base will be reset to the lesser of the current principal back base or the contract value.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATION ON PURCHASE OF OTHER LIVING BENEFIT RIDERS: You may elect only the SecureSource Stages - Single Life rider or the SecureSource Stages - Joint Life rider. If you elect the SecureSource Stages rider, you may not elect the Accumulation Protector Benefit rider, or the SecureSource - Single Life rider, or the SecureSource - Joint Life rider.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing.

- NON-CANCELABLE: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under "Rider Termination" heading below), and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource Stages - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses").

-    JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
     Because the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon death, only ownership arrangements that permit such continuation are allowed at rider issue. With certain exceptions described below, either the covered spouses must be joint owners, or one covered spouse must be the owner and the other covered spouse named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation, one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant, and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

     If you select the SecureSource Stages - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, GPAs (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

     If the annual lifetime payment is unavailable, and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the rider anniversary following the date the covered person (JOINT
     LIFE: younger covered spouse) reaches age 50 and receive the annual lifetime payment annually until the death of the covered person (JOINT
     LIFE: both covered spouses).

     If the annual lifetime payment is available, and if the contract value is reduced to zero as a result of fees or charges, or a withdrawal that is less than or equal to the remaining annual lifetime payment, then the owner will receive the remaining schedule of annual lifetime payments which will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

     In either case above:

     - These annualized amounts will be paid in the frequency that you elect, and

     - The frequencies will be among those offered by us at that time but will be no less frequently than annually, and

     -    We will no longer accept subsequent purchase payments, and

     -    No more charges will be collected for the rider, and

     - The death benefit becomes the remaining payments, if any, until total payments to the owner and the beneficiary are equal to the principal back base at the time the contract value falls to zero.

     If the contract value is reduced to zero as a result of a withdrawal that is greater than the remaining annual lifetime payment or a withdrawal that is made when the annual lifetime payment is unavailable, then this rider and the contract will terminate.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 591/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes --Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider, and such withdrawals may reduce future benefits guaranteed under the rider. Although the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider with a qualified annuity.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions "). Therefore, a SecureSource Stages rider may be of limited value to you.

Key terms and provisions associated with the SecureSource Stages rider and guaranteed lifetime withdrawal benefit provided by this rider are described below:

ANNUAL LIFETIME PAYMENT

The SecureSource Stages rider guarantees, when the annual lifetime payment becomes available, you have the opportunity to withdraw cumulatively an amount equal to the annual lifetime payment each contract year. To receive the full lifetime benefit, you will need to withdraw the annual lifetime payment each contract year. If you withdraw less than the guaranteed amount, there is no carryover to the next contract year.

The annual lifetime payment becomes available on the earliest of:

     - the rider effective date if the covered person (JOINT LIFE: if the younger covered spouse) has already reached age 50.

     - Single Life: the rider anniversary following the date the attained age of the covered person (Joint Life: younger of all remaining covered spouses) equals age 50.

     -    Joint Life:

          1) the date we receive written request of the death of a covered spouse who is not an owner or annuitant and the surviving covered spouse has already reached age 50, or

          2) the date spousal continuation is effective and the surviving covered spouse has already reached age 50, or

          3) the date we receive written request following dissolution of marriage of the covered spouses if the remaining covered spouse has already reached age 50.

     The annual lifetime payment is unavailable:

     -    Prior to the earlier of the above dates, or

     - after a covered person change due to spousal continuation where the new covered person is younger than age 50, or

     - Joint Life: after remarriage of the covered spouses to each other, and the younger covered spouse is younger than age 50.

When available, the annual lifetime payment is equal to the annual lifetime benefit base (see "Annual Lifetime Benefit Base," below), multiplied by the applicable annual lifetime payment percentage. The annual lifetime benefit will change if one or both of the annual lifetime benefit base or the annual lifetime payment percentage change.

ANNUAL LIFETIME PAYMENT PERCENTAGE

The annual lifetime payment percentage ("payment percentage") is shown below for the covered person's (JOINT LIFE: younger covered spouse's) attained age. It is used in the calculation of the annual lifetime payment.

Attained Age   Payment Percentage
------------   ------------------
   50 - 58             4%
   59 - 64             5%
   65 - 79             6%
     80+               7%

The payment percentage is determined and will only change at the following times:

     - When the annual lifetime payment is first available, the payment percentage used is the percentage shown above for the covered person's (JOINT LIFE: younger covered spouse's) attained age.

     - On each subsequent contract anniversary, if no withdrawal has been made since the annual lifetime benefit was last made available, and if the payment percentage shown above for the covered person's (JOINT
          LIFE: younger covered spouse's) attained age is higher, then the payment percentage will be reset to the higher percentage.

     - Upon step-ups, as described under the section titled "Annual Step-Up," below.

     - Upon spousal continuation as described under "Spouse's Option to Continue Contract," below.

     -    JOINT LIFE: In the event of dissolution of marriage,

               (1) If the annual lifetime benefit is available and no withdrawal has been made since the annual lifetime benefit was last made available, the payment percentage used is the percentage shown above for the remaining covered spouse's attained age.

               (2) If the annual lifetime benefit is unavailable but the remaining covered spouse has reached age 50, the payment percentage used is the percentage shown above for the remaining covered spouse's attained age.

     - JOINT LIFE: In the event of remarriage of the covered spouses to each other, the payment percentage used is the percentage for the younger covered spouse's attained age.

ANNUAL LIFETIME BENEFIT BASE ("BENEFIT BASE")

The annual lifetime benefit base is used only to determine the annual lifetime payment. It is not used to determine amounts available for withdrawal or annuitization.

The benefit base is determined as follows, subject to a maximum amount of $10,000,000:

On the contract date, the benefit base is set equal to the initial purchase payment.

When a withdrawal is made before the annual lifetime payment is available, the benefit base will be reset to the lesser of:

     -    the current benefit base, and

     -    your contract value after the withdrawal.

When a withdrawal is made after the annual lifetime payment is available, the benefit base does not change, unless the withdrawal is greater than the remaining annual lifetime payment. In this case, the benefit base will be reset to the lesser of

     -    the current benefit base, and

     -    your contract value after the withdrawal.

The benefit base will be increased by the amount of each additional purchase payment. The benefit base can also increase if the rider credit applies. Step ups, spousal continuation step ups, and certain model portfolio changes will also change the benefit base.

REMAINING ANNUAL LIFETIME PAYMENT

The remaining annual lifetime payment is the amount available for withdrawal for the remainder of contract year under the annual lifetime withdrawal benefit. The remaining annual lifetime payment is available at the same time as the annual lifetime payment. At any time, it is equal to the annual lifetime payment, less all withdrawals in the current contract year. The remaining annual lifetime payment, however, is never less than zero.

RIDER CREDITS

Rider credits are amounts that can be added to the benefit base, if no withdrawals have been taken since the rider effective date. A rider credit is added on each rider anniversary date through the 10th rider anniversary date, subject to certain limitations described below.

On the first rider anniversary date, the rider credit equals the credit base 180 days following the rider effective date, multiplied by 6%. On any subsequent applicable rider anniversary date, the rider credit equals the credit base as of the prior rider anniversary date, multiplied by 6%.

CREDIT BASE

The credit base is used only to determine rider credits. It is not used to determine amounts available for withdrawal or annuitization.

The credit base is determined as follows, subject to a maximum amount of $10,000,000:

On the contract date, the credit base (like the benefit base) is set equal to the initial purchase payment.

The credit base will be increased by the amount of each additional purchase payment, if the credit base is greater than zero.

The credit base will be set to zero and will always be zero if:

     -    the contract value falls to zero, or

     -    a withdrawal is made, or

     -    SINGLE LIFE: the covered person changes after spousal continuation, or

     -    the 10th rider anniversary date has past.

PRINCIPAL BACK BASE

The principal back base is used in the calculation of the principal back guarantee available under the SecureSource Stages rider. The principal back base is used only in this calculation and cannot be withdrawn or annuitized.

The principal back base is determined at the following times and is subject to a maximum amount of $10,000,000:

- On the contract date, the principal back base is set equal to the initial purchase payment.

- The principal back base will be increased by the amount of each additional purchase payment.

When a withdrawal is made before the annual lifetime payment is available, the principal back base will be reset to the lesser of:

     - the current principal back base reduced by the amount of the withdrawal, and

     -    your contract value after the withdrawal.

When a withdrawal is made and the annual lifetime payment is available, if the withdrawal is less than or equal to the remaining annual lifetime payment, the principal back t base is reduced by the amount of the withdrawal. If the withdrawal is greater than the remaining annual lifetime payment, the principal back base will be reset to the lesser of:

     - the current principal back base reduced by the amount of the withdrawal, and

     -    your contract value after the withdrawal.

The principal back base will not be less than zero.

The principal back base is also determined:

     -    upon certain changes to your Portfolio Navigator model portfolio.

     - SINGLE LIFE: upon spousal continuation as described in the section titled "Spouse's Option to Continue Contract" section below.

REQUIRED MINIMUM DISTRIBUTIONS

Subject to the circumstance described below, the portion of a required minimum distribution that exceeds the annual lifetime payment will not subject the annual lifetime payment to a reset, if:

     -    the annual lifetime payment is available, and

     -    you are taking required minimum distributions from this contract, and

     - the required minimum distribution is greater than the annual lifetime payment, and

     -    the required minimum distribution is for this contract alone, and

     - the required minimum distribution is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code, and

     - the required minimum distribution amount is otherwise based on the requirements of the Code Section 401(a)(9), related Code provisions, or regulations thereunder that were in effect on the effective date of this rider.

Any withdrawals made before the annual lifetime payment is available or withdrawing amounts greater than the annual lifetime payment that do not meet these conditions will result in excess withdrawal processing.

ANNUAL STEP-UP

The annual step-up provided by the SecureSource Stages rider is an increase in the benefit base and a possible increase in the payment percentage that may be available each step-up date if your contract value increases, subject to certain conditions described below. The step-up date is the same date as the rider anniversary date if the annual step-up is processed automatically. If not processed automatically, the step-up date is the valuation date we receive your written request to step-up if we receive your request before the close of business on that day, otherwise the next valuation date. Beginning with the first rider anniversary, an annual step-up may be available. The annual step-up will be effective on the step-up date. Only one annual step-up will be allowed each contract year.

The annual step-up is available on any rider anniversary where the contract value is greater than the benefit base after any rider credit is added.

If the annual rider charge would not increase as a result of the annual step-up, we will process the annual step-up automatically on the rider anniversary.

If the annual step-up would result in an increase of the annual rider charge, we do not process the annual step-up automatically and you will be notified. If the contract value is greater than the current benefit base, you then have the option to elect the annual step-up anytime within the 30 days following that rider anniversary. Your annual rider charge will increase if the benefit base or the payment percentage steps up.

If the annual step-up is processed, the rider benefits will be adjusted as follows:

     - Subject to a maximum amount of $10,000,000, the benefit base will be increased to the contract value on the step-up date, and

     - If the payment percentage for the covered person's (JOINT LIFE: younger covered spouse's) attained age on that rider anniversary is higher than the percentage used prior to the step-up, then the percentage will be reset to the higher percentage, regardless of any prior withdrawals, and

     - If the annual lifetime payment is available, then the annual lifetime payment and the remaining annual lifetime payment will be recalculated.

DEATH BENEFIT BEFORE ANNUITIZATION

If a death benefit becomes payable, the beneficiary may:

     -    elect to take the death benefit under the terms of the contract, or

     -    elect the principal back guarantee available under this rider, or

     - continue the contract under the Spouse's Option to Continue Contract provision of the contract.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the beneficiary elects the principal back guarantee under this rider, the following will occur:

If the principal back base is greater than zero and the annual lifetime payment is available, the remaining schedule of annual lifetime payments will be paid until total payments to the beneficiary are equal to the principal back base.

If the principal back base is greater than zero and the annual lifetime payment is not available, the benefit base multiplied by 4% will be paid annually until total payments to the beneficiary are equal to the principal back base.

If the covered person (JOINT LIFE: last surviving covered spouse) dies and the principal back base equals zero, the benefit terminates. No further payments are made.

SPOUSE'S OPTION TO CONTINUE CONTRACT (SINGLE LIFE)

If a surviving spouse chooses to continue the contract and continues the contract as the new owner under the spousal continuation provision, the rider also continues as part of the contract.

If the covered person does not change upon spousal continuation, the rider benefits will not change.

If the covered person does change upon spousal continuation, the redetermined covered person is the covered person referred to below. Your rider benefit will be reset as follows:

     - If the credit base is greater than zero, the credit base will be reset to zero and will always be zero.

     - The principal back base will be reset to the lesser of the current principal back base or the contract value.

     - The benefit base will be reset to the lesser of the current benefit base or the contract value.

     - The payment percentage will be reset to the payment percentage for the covered person's attained age if the covered person has already reached age 50. If no withdrawal has been made since the later of spousal continuation and the date that the annual lifetime payment last became available, and if the payment percentage for the covered person's attained age is higher on a subsequent contract anniversary, then the payment percentage will be reset to the higher percentage on that anniversary. The payment percentage will be reset to zero if the covered person has not reached age 50.

If the covered person has reached age 50 as of the date of the continuation, the annual lifetime payment and remaining annual lifetime payment will be available.

If the covered person has not reached age 50 as of the date of the continuation, the annual lifetime payment and remaining annual lifetime payment will not be available until the rider anniversary following the date the covered person reaches age 50. The payment percentage of 4% will be used to calculate the annual lifetime payment benefit at that time.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules also apply to the spousal continuation step-up except the payment percentage used is based on the redetermined covered person's attained age on the date of the step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

SPOUSE'S OPTION TO CONTINUE CONTRACT (JOINT LIFE)

If the surviving spouse is a covered spouse and chooses to continue the contract under the spousal continuation provision, the following provisions apply:

The rider continues as part of the contract, and the credit base, principal back base, and benefit base will not change. The annual lifetime payment may change as follows:

     - If the annual lifetime payment is available and a withdrawal has been made since the annual lifetime payment was last made available, the annual lifetime payment, remaining annual lifetime payment, and payment percentage will not change.

     - If the annual lifetime payment is available and no withdrawal has been made since the annual lifetime payment was last made available, the payment percentage will be reset to the payment percentage for the surviving covered spouse's attained age. The annual life time payment and the remaining annual lifetime payment will be recalculated.

     - If the annual lifetime payment is unavailable but the surviving covered spouse has reached age 50 as of the date of the continuation, the annual lifetime payment becomes available on the date of continuation. The payment percentage used is for the surviving covered spouse's attained age on the date of continuation. .

The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules also apply to the spousal continuation step-up except the payment percentage used is based on the remaining covered spouse's attained age on the date of the step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

CHANGE OF OWNERSHIP (SINGLE LIFE)

If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

We reserve the right to require our approval of any ownership changes and any assignments, subject to state law restrictions.

CHANGE OF OWNERSHIP (JOINT LIFE)

Because the Joint Life benefit requires that the surviving covered spouse continue the contract under the "Spouse Option to Continue Contract Upon Owner's Death" provision of the contract, only ownership arrangements that permit such continuation are allowed at rider issue.

If the owner is a natural person, only the covered spouses or a revocable trust can be owners. If there is a non-natural owner or a revocable trust, one of the covered spouses must be the annuitant. Ownership changes are only allowed between the covered spouses or other ownership arrangements that allow for continuation by a covered spouse. No other ownership changes are allowed as long as the rider is in force.

We reserve the right to require our approval of any ownership changes and any assignments, subject to state law restrictions.

RIDER TERMINATION

The SecureSource Stages rider cannot be terminated either by you or us except in the following circumstances:

     - After the death benefit is payable, continuation of the contract by any one other than your spouse (JOINT LIFE: covered spouse) will terminate the rider, or

     - Single Life: A change of ownership that would result in a different covered person will terminate the rider, or

     - Annuitization of the contract under an annuity payment plan will terminate the rider.

     - A withdrawal subject to excess withdrawal processing that reduces the contract value to zero will terminate the rider, or

     -    Termination of the contract for any reason will terminate the rider.

IV. THE FOLLOWING IS ADDED TO THE FEE TABLE TITLED "OPTIONAL RIDER FEES" UNDER THE EXPENSE SUMMARY SECTION OF THE PROSPECTUS:

SECURESOURCE STAGES - SINGLE LIFE RIDER FEE   Maximum: 1.50%   Current: 0.85%
SECURESOURCE STAGES - JOINT LIFE RIDER FEE    Maximum: 1.75%   Current: 1.05%

(Charged annually on the contract anniversary as a percentage of the contract value or the annual lifetime benefit base, whichever is greater.)

V. THE FOLLOWING PARAGRAPH HAS BEEN ADDED UNDER "CHARGES" SECTION OF THE
PROSPECTUS:

SECURESOURCE STAGES RIDER FEE

We deduct the fee for the SecureSource Stages rider from your contract value on each contract anniversary. We pro-rate this fee among your accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. The fee is calculated on your contract anniversary by multiplying the annual rider charge by the lesser of:

     -    $10,000,000, and

     -    the greater of the anniversary contract value or the benefit base.

The annual rider charge may vary with your Portfolio Navigator model portfolio and is subject to the maximum annual rider charge of 1.50% for SecureSource Stages - Single Life and 1.75% for SecureSource Stages - Joint Life. Current annual rider charge is 0.85% for SecureSource Stages - Single Life and 1.05% for SecureSource Stages - Joint Life. This charge may increase if:

     - you elect to change your Portfolio Navigator model portfolio and the annual rider charge for the new Portfolio Navigator model portfolio is higher, or

     -    you elect the annual step-up or spousal continuation step-up.

The new charge will be the charge in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio or step-up if we receive your request before the close of business on that day, otherwise the charge in effect on the next valuation date.

There is no increase in the annual rider charge for automatic annual step-ups, automatic spousal continuation step-ups, or for any required reallocation of your contract value to the moderate model following a withdrawal. If the rider charge changes during a contract year, we will calculate an average rider charge, for that contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of calendar days coverage was in place during the contract year. Death benefits payable to the beneficiary will be reduced by the prorated rider charge.

SecureSource Stages Example

Assumptions:

- You purchase the contract with a payment of $100,000 at issue. You make an additional purchase payment of $50,000 in contract year 3.

- You are the sole owner and also the annuitant. You are age 58 at issue (Joint Life: your spouse is also age 58).

- The 6% rider credit will increase the benefit base on each anniversary if no withdrawals have been taken. Benefit Base increases due to the rider credit are italicized.

- Automatic Annual Step Ups are applied on each anniversary if the contract value is greater than the Benefit Base after adding the 6% rider credit, if applicable. Benefit Base increases due to automatic annual step ups are bolded.

- You elect the Moderate model portfolio at issue. On the 4th contract anniversary, you elect to change to the Moderately Aggressive model portfolio.

                                          HYPOTHETICAL                                                 REMAINING
CONTRACT                                     ASSUMED                             LIFETIME    ANNUAL      ANNUAL    PRINCIPAL
DURATION         PURCHASE     PARTIAL       CONTRACT      BENEFIT      CREDIT     PAYMENT   LIFETIME    LIFETIME      BACK
IN YEARS   AGE   PAYMENTS   WITHDRAWALS       VALUE        BASE         BASE      PERCENT    PAYMENT    PAYMENT       BASE
--------   ---   --------   -----------   ------------   --------     --------   --------   --------   ---------   ---------
At Issue    58   $100,000     $   N/A       $100,000     $100,000     $100,000      4%       $4,000      $4,000     $100,000
1           59          0           0        105,000      106,000(1)   100,000      5(2)      5,300       5,300      100,000
2           60          0           0        113,000      113,000(3)   100,000      5         5,650       5,650      100,000
2.5                50,000           0        165,000      163,000      150,000      5         8,150       8,150      150,000
3           61          0           0        164,000      169,000(4)   150,000      5         8,450       8,450      150,000
4           62          0           0        151,000      178,000      150,000      5         8,900       8,900      150,000
4.5                     0       5,000        142,000      178,000            0      5         8,900       3,900      145,000
5           63          0           0        144,000      144,000(5)         0      5         7,200       7,200      144,000
5.5                     0      10,000        131,000      131,000(6)         0      5         6,550           0      131,000(6)
6           64          0           0        130,000      131,000            0      5         6,550       6,550      131,000
7           65          0           0        126,000      131,000            0      5         6,550       6,550      131,000
8           66          0           0        135,000      135,000            0      6(7)      8,100       8,100      131,000

At this point, assuming no additional activity, you can continue to withdraw up to $8,100 each year until your death (Joint Life: death of both covered spouses).

(1) The Benefit Base is increased by the amount of the rider credit. The rider credit is 6% of the credit base as of 180 days after issue.

(2) The Lifetime Payment Percentage will automatically increase if the percentage is higher for your attained age and no withdrawals have been taken.

(3) The Benefit Base is first increased to $112,000 due to the $6,000 rider credit. A step up will occur since the contract value is greater than the benefit base after the rider credit.

(4) The rider credit is based on the credit base as of the last anniversary so the additional purchase payment is not included in the credit calculation until the 4th contract anniversary.

(5) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit base and the principal back base to the lesser of their current values and the contract value.

     Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.

(6) The $10,000 withdrawal is greater than the $7,200 RALP and therefore exces withdrawal processing is applied to the benefit base and the principal back base. The benefit base is set to the lesser of the current benefit base and the contract value following the withdrawal.

     The principal back base is set to the lesser of the current principal back base minus the withdrawal and the contract value following the withdrawal.

(7) The Lifetime Payment Percentage will increase if a step up occurs and the percentage is higher for your attained age.

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated by reference.

Part C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          The audited financial statements of the RiverSource Variable Annuity Account including:

               Report of Independent Registered Public Accounting Firm dated April 24, 2008
               Statements of Assets and Liabilities for the year ended
               Dec. 31, 2007
               Statements of Operations for the year ended Dec. 31, 2007 Statements of Changes in Net Assets for the two years ended Dec. 31, 2007
               Notes to Financial Statements

          The audited financial statements of the RiverSource Life Insurance Company including:

               Report of Independent Registered Public Accounting Firm dated April 24, 2008
               Consolidated Statements of Assets and Liabilities the two years ended Dec. 31, 2007
               Consolidated Statements of Operations for the three years ended Dec. 31, 2007
               Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2007
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as
     Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable

     Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective

     Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003, is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as
     Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6)
     to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.   Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2  Not applicable.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3  Form of Enhanced Death Benefit Rider (form 44213), filed electronically as
     Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5  Not applicable.

4.6  Form of Roth IRA Endorsement (form 43094), filed electronically as Exhibit
     4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8 Form of TSA Endorsement (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No.

     333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12 Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit
     4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.15 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.16 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as
     Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.18 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise

     Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.20 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit 4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.21 Form of Deferred Variable Annuity Contract (form 272876 DPFCC) filed electronically as Exhibit 4.21 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.22 Form of Deferred Variable Annuity Contract (form 272876 DPFCL) filed electronically as Exhibit 4.22 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.23 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as
     Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.24 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.25 Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
     4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.26 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

4.27 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
     4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.28 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
     4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.29 Form of Variable Annuity Contract (form 271498) filed as Exhibit 4.29 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

4.30 Form of Fixed and Variable Annuity Contract (form 272876) filed electronically as Exhibit 4.35 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.31 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed electronically as Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.32 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed electronically as Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of Contract Data Pages - RVSL (form 273954DPFCC) filed as Exhibit 4.33 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.34 Form of Contract Data Pages - AEL (form 273954DPFCC) filed as Exhibit 4.34 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.35 Form of Contract Data Pages - RVSL (form 273954DPFCL) filed as Exhibit 4.35 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.36 Form of Contract Data Pages - AEL (form 273954DPFCL) filed as Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.37 Form of TSA Endorsement - RVSL (form 272865) filed electronically as
     Exhibit 4.30 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.38 Form of TSA Endorsement - AEL (form 272865) filed electronically as

     Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.39 Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as
     Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.40 Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as
     Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.41 Form of Unisex Endorsement (form 272867) filed electronically as Exhibit
     4.34 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.42 Form of Pre-election endorsement (form 273566) filed electronically as
     Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.43 Form of MAV GMIB Rider - RVSL (form 273961) filed electronically as Exhibit
     4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.44 Form of MAV GMIB Rider - AEL (form 273961) filed electronically as Exhibit
     4.41 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.45 Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as Exhibit
     4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.46 Form of 5% GMIB Rider - AEL (form 273962) filed electronically as Exhibit
     4.43 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable

     Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.47 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.48 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.49 Form of Unisex Endorsement - RVSL (form 273964) filed electronically as
     Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.50 Form of Unisex Endorsement - AEL (form 273964) filed electronically as
     Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.51 Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as
     Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.52 Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as
     Exhibit 4.49 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.53 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.54 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed electronically as Exhibit 4.51 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed electronically as Exhibit 4.52 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.57 Form of Contract Data Pages - RVSL (form 273954DPBAC) filed electronically as Exhibit 4.57 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.58 Form of Contract Data Pages - RVSL (form 273954DPBA7) filed electronically as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.59 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275061-sg) is filed electronically herewith.

4.60 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275061-jt) is filed electronically herewith.

5.1 Form of Variable Annuity Application - WF Advantage Choice et al (form 271492) filed as Exhibit 5.1 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.2  Form of Variable Annuity Application - FlexChoice (form 271493) filed as
     Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.3  Form of Variable Annuity Application - EG Pathways (form 271850) filed as
     Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.4  Form of Variable Annuity Application - EG Privilege (form 271851) filed as
     Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.5  Form of Variable Annuity Application - WF Advantage Select et al (form

     272880) filed electronically as Exhibit 5.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.6 Form of Variable Annuity Application - FlexChoice Select (form 272882) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.7  Form of Variable Annuity Application - EG Pathways (form 272883) filed as
     Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.8 Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed electronically as Exhibit 5.19 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.9 Form of Variable Annuity Application - FlexChoice Select (form 273634) filed as Exhibit 5.9 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.10 Form of Variable Annuity Application - EG Pathways Select (form 273636) filed as Exhibit 5.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.11 Form of Variable Annuity Application - AccessChoice Select (form 273639) filed as Exhibit 5.11 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.12 Form of Variable Annuity Application - WF Advantage Select et al - RVSL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource

     Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.13 Form of Variable Annuity Application - WF Advantage Select et al - AEL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.14 Form of Variable Annuity Application - FlexChoice Select - RVSL (form 273970) filed as Exhibit 5.12 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.15 Form of Variable Annuity Application - FlexChoice Select - AEL (form 273970) filed as Exhibit 5.13 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.16 Form of Variable Annuity Application - AccessChoice Select et al - RVSL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.17 Form of Variable Annuity Application - AccessChoice Select et al - AEL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable

     Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.18 Form of Variable Annuity Application - Endeavor Plus - RVSL (form 274752) filed electronically as Exhibit 5.18 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 on or about May 18, 2007 is incorporated by reference herein.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1)to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
     Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.4 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No.

     333-69777 is incorporated herein by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.7 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.8 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, filed on or about April 24, 2007, is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.11 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration

     Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.16 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm for RiverSource(R) FlexChoice Select Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 30, 2007 filed electronically as Exhibit (r)(1) to Post-

     Effective Amendment No. 31 to Registration Statement No. 333-69777 is incorporated herein by reference.

14.  Not applicable.

Item 25.



Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                        Position and Offices
Name                  Principal Business Address*          With Depositor
----                  ---------------------------   ----------------------------
Gumer C. Alvero                                     Director and Executive
                                                    Vice President - Annuities

Timothy V. Bechtold                                 Director and President

Kent M. Bergene                                     Vice President - Affiliated
                                                    Investments

Walter S. Berman                                    Vice President and Treasurer

Richard N. Bush                                     Senior Vice President -
                                                    Corporate Tax

Pat H. Carey                                        Vice President-Fund Relations

Charles R. Caswell                                  Reinsurance Officer

Jim Hamalainen                                      Vice President - Investments

Michelle M. Keeley                                  Vice President - Investments

Timothy J. Masek                                    Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice
                                                    President and Chief Financial
                                                    Officer

Thomas W. Murphy                                    Vice President - Investments

Kevin E. Palmer                                     Director, Vice President and
                                                    Chief Actuary

Bridget M. Sperl                                    Director, Executive Vice
                                                    President - Client Service

David K. Stewart                                    Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.


Item 26.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England


Item 27. Number of Contract owners

          As of June 30, 2008 there were 31,402 nonqualified and 36,417 qualified contracts of contract owners.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




(c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF              NET UNDERWRITING
PRINCIPAL              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER             COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
------------------   ----------------   ---------------   -----------   ------------
RiverSource            $322,665,705           None            None          None
Distributors, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Company
          829 Ameriprise Financial Center
          Minneapolis, MN 55474

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

          (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of September, 2008.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of September, 2008.

Signature                               Title
---------                               -----


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 8 TO REGISTRATION STATEMENT NO. 333-139759

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectus for RiverSource FlexChoice Select Variable Annuity filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-139759 on or about April 24, 2008, has been incorporated by reference to this Post-Effective Amendment No.8.

Supplement for RiverSource FlexChoice Select Variable Annuity.

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated by reference.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

4.59 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275061-sg)

4.60 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275061-jt)

9.     Opinion of Counsel and Consent

10.    Consent of Independent Registered Public Accounting Firm